Sale Of Equipment Installment Receivables (Finance Receivables) (Details) - USD ($) $ in Millions		12 Months Ended			43 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Changes In Other Assets [Line Items]
Receivables sold during period		$ 8,058	$ 7,629	$ 7,436
Cash proceeds received		976	731	536
Deferred purchase price recorded		2,077	2,368	2,266
Guarantee obligation recorded		215	0	0
Finance Receivables, Net [Member]
Changes In Other Assets [Line Items]
Receivables sold during period	[1]	7,388	6,913	6,704
Cash proceeds received		$ 5,623	$ 4,574	$ 4,439	$ 4,337

[1]	Receivables net of allowance, imputed interest and trade-in right guarantees.